Cost of sales	12 Months Ended
Dec. 31, 2021
Disclosure of cost of sales [Abstract]
Cost of sales

Note 5 – Cost of sales

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars

Purchases	269,888	272,730	269,876	86,781
Marine transportation	20,701	10,466	9,657	6,656
Transportation	3,063	2,938	2,186	985
Depreciation and amortization	2,180	2,246	2,335	701
Maintenance	8,714	7,905	4,893	2,802
Other costs and expenses	5,529	3,467	2,226	1,778
	310,075	299,752	291,173	99,703
Change in finished goods	5,845	8,965	(19,389)	1,879
	315,920	308,717	271,784	101,582